Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ▪ January 31, 2024 (unaudited)

Principal Amount (000)		Coupon Rate	Maturity Date	Value
	Agency Fixed Rate Mortgages (29.8%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$1,653		2.50%	05/01/50 - 11/01/52	$1,355,436
177		3.00	04/01/50	154,165
60		3.50	08/01/49	54,318
1,693		4.00	07/01/49 - 11/01/52	1,569,969
1,630		4.50	10/01/52	1,559,074
	Gold Pools:
251		3.50	01/01/44 - 09/01/47	232,416
262		4.00	12/01/41 - 10/01/44	253,411
283		4.50	03/01/41 - 01/01/49	280,879
57		5.00	12/01/40 - 05/01/41	56,555
6		5.50	07/01/37	6,346
9		6.00	12/01/37	9,579
5		6.50	06/01/29	4,655
19		7.50	05/01/35	20,054
8		8.00	08/01/32	8,623
15		8.50	08/01/31	16,110
	Federal National Mortgage Association,
276		2.50	07/01/51	227,037
1,960		3.50	06/01/52	1,763,445
	Conventional Pools:
1,284		1.50	01/01/51 - 03/01/51	1,010,716
307		2.00	11/01/50	243,114
4,383		2.50	02/01/50 - 02/01/52	3,576,263
911		3.00	08/01/46 - 02/01/50	813,071
2,955		3.50	09/01/42 - 10/01/52	2,671,056
836		4.00	04/01/45 - 01/01/49	798,870
423		4.50	08/01/40 - 08/01/49	410,293
146		5.00	12/01/40 - 12/01/48	149,875
5		5.50	08/01/37	4,844
243		6.50	02/01/28 - 11/01/33	252,607
10		7.00	10/01/30 - 06/01/32	9,988
23		7.50	08/01/37	24,195
23		8.00	04/01/33	23,952
25		8.50	10/01/32	26,358
4		9.50	04/01/30	3,596
	February TBA:
4,000	(a)	2.50	02/01/54	3,372,500
3,000	(a)	3.00	02/01/54	2,633,320
8,000	(a)	4.00	02/01/54	7,546,250
10,000	(a)	5.00	02/01/54	9,894,922

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

Principal Amount (000)		Coupon Rate	Maturity Date	Value
$10,500	(a)	5.50%	02/01/54	$10,542,246
7,000	(a)	6.00	02/01/54	7,103,086
2,000	(a)	6.50	02/01/54	2,048,828
	Government National Mortgage Association,
867		3.047(b)	03/20/71	791,018
1,091		4.00	11/20/53	1,016,050
336		6.50	06/20/63	342,481
5,970		7.00	11/20/50 - 06/20/53	6,072,284
3,395		7.50	12/20/48 - 10/20/53	3,460,675
1,799		8.50	12/20/49	1,847,494
	February TBA:
1,000	(a)	4.00	02/20/54	951,922
4,500	(a)	6.00	02/20/54	4,570,935
2,000		6.50	02/20/54	2,045,530
	Various Pools:
2,528		2.50	03/20/50 - 04/20/51	2,159,274
1,129		3.00	09/20/49 - 08/20/50	988,819
1,849		3.50	05/20/43 - 10/20/50	1,685,966
969		4.00	07/15/44 - 11/20/51	910,485
295		4.50	12/20/48 - 12/20/49	286,011
297		5.00	05/20/41 - 06/20/49	297,065
393		6.00	08/20/52	396,015
1,305		6.50	11/20/52	1,335,362
2,946		7.00	12/20/52 - 05/20/53	3,004,993
	Total Agency Fixed Rate Mortgages (Cost $ 94,426,223)			92,894,401

	Asset-Backed Securities (23.1%)
310	ABFC 2004-OPT2 Trust 1 Month Term SOFR + 0.89%	6.23(b)	10/25/33	302,850
298	ABFC 2004-OPT4 Trust, Class M1 1 Month Term SOFR + 1.01%	6.35(b)	02/25/34	295,720
109	ABFC 2005-WF1 Trust 1 Month Term SOFR + 1.06%	6.395(b)	07/25/34	104,928
	Amortizing Residential Collateral Trust
571	1 Month Term SOFR + 0.40%	6.11(b)	10/25/31	552,206
293	1 Month Term SOFR + 0.87%	6.21(b)	10/25/32	265,931
783	Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.74% - 1 Month Term SOFR	3.727(c)	12/25/33	876,620
26,994	B2R Mortgage Trust, Class XB, Series 2015-1 (d)	1.162(b)	05/15/48	99,846

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

Principal Amount (000)			Coupon Rate		Maturity Date	Value
	$1,204	Bayview Financial Revolving Asset Trust, Class A1 1 Month Term SOFR + 1.11% (d)		6.451(b)%	12/28/40	$1,198,100
	464	Bear Stearns Asset-Backed Securities I Trust, Class M8 1 Month Term SOFR + 5.36%	1	0.70(b)	10/25/34	462,785
		Bear Stearns Asset-Backed Securities Trust
	37			4.864(b)	07/25/36	37,050
	74	1 Month Term SOFR + 1.41%		6.75(b)	10/27/32	73,406
	6	1 Month Term SOFR + 2.06%		7.40(b)	12/25/42	5,998
	1,860	1 Month Term SOFR + 3.79%		9.125(b)	08/25/43	1,945,499
	212	Business Loan Express Business Loan Trust 1 Month Term SOFR + 0.51% (d)		5.851(b)	10/20/40	192,480
		Cascade Funding Mortgage Trust
	1,605	(d)		0.898(b)	06/25/36	1,539,451
	1,000	(d)		4.00(b)	02/25/37	812,518
	2,500	(d)		4.25(b)	04/25/33	1,992,256
	1,396	Cascade MH Asset Trust (d)		4.25	08/25/54	1,276,597
	89	Cendant Mortgage Corp. (d)		6.00(b)	07/25/43	85,701
		Conn's Receivables Funding LLC
	900	(d)		0.00	12/15/26	807,534
	1,467	(d)		9.52	12/15/26	1,471,121
	1,000	(d)		9.80	01/16/29	994,605
	2,000	(d)	1	0.00	01/17/28	2,024,072
	1,273	Conseco Finance Corp., Class M1, Series 1997-7		7.03(b)	07/15/28	1,218,752
	146	Conseco Finance Securitizations Corp.		7.424(b)	03/01/33	145,791
	3,485	CoreVest American Finance 2020-4 Trust IO (d)		3.973(b)	12/15/52	204,156
	530	Countrywide Asset-Backed Certificates, Class M2, Series 2004-SD2 1 Month Term SOFR + 2.29% (d)		7.625(b)	03/25/33	512,042
	590	Delta Funding Home Equity Loan Trust, Class A1A 1 Month Term SOFR + 0.93%		6.268(b)	09/15/29	561,126
		ECAF I Ltd.
	37	(d)		3.473	06/15/40	20,165
	629	(d)		4.947	06/15/40	427,920
	110	EquiFirst Mortgage Loan Trust 1 Month Term SOFR + 3.11%		8.45(b)	10/25/34	105,572
EUR	1,056	European Residential Loan Securitisation 2019-NPL1 DAC 1 Month EURIBOR + 3.25% (Ireland)		7.109(b)	07/24/54	1,126,257
	636	European Residential Loan Securitisation 2019-NPL2 DAC 1 Month EURIBOR + 3.00% (Ireland)		6.859(b)	02/24/58	684,353

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

Principal Amount (000)			Coupon Rate		Maturity Date	Value
		Finance of America HECM Buyout
	$4,000			6.00(b)%	08/01/32	$2,874,992
	1,000	(d)		6.414(b)	02/25/32	898,566
	2,000	(d)		7.87(b)	02/25/32	1,764,345
	151	Financial Asset Securities Corp. AAA Trust 1 Month Term SOFR + 0.52% (d)		5.861(b)	02/27/35	144,707
		FMC GMSR Issuer Trust
	1,000	(d)		4.36(b)	07/25/26	834,113
	1,000	(d)	1	0.07	07/25/27	993,835
	935	FortiFi, Class A, Series 2023-1A (d)		6.23	09/20/59	939,620
	229	GAIA Aviation Ltd. (Cayman Islands) (d)		3.967	12/15/44	210,265
	1,029	GITSIT Mortgage Loan Trust, Class A1 (d)		8.353	05/25/53	1,036,874
	2,137	Harvest SBA Loan Trust, Class A, Series 2023-1 SOFR30A + 3.25% (d)		8.707(b)	10/25/50	2,147,128
	1,088	Home Partners of America 2019-1 Trust (d)		3.866	10/19/39	960,149
	977	JOL Air Ltd., Class A (Cayman Islands) (d)		3.967	04/15/44	895,350
	255	Kestrel Aircraft Funding Ltd., Class A (Cayman Islands) (d)		4.25	12/15/38	227,810
		Lehman ABS Manufactured Housing Contract Trust
	1,468			0.00	06/15/33	1,372,240
	136			6.63(b)	04/15/40	137,415
	764	LoanMe Trust Prime (d)		5.00	09/15/34	721,645
EUR	2,617	LSF11 Boson Investments Sarl Compartment 2, Class A1, Series 2021-NPLX 3 Month EURIBOR + 2.00% (Spain)		5.956(b)	11/25/60	2,679,662
	$1,045	MASTR Asset Securitization Trust, Class M3, Series 2002-NC1 1 Month Term SOFR + 3.26%		8.60(b)	10/25/32	967,318
	108	MERIT Securities Corp.		7.88	12/28/33	107,738
	99	Merrill Lynch Mortgage Investors Trust, Class B1, Series 2004-FM1 1 Month Term SOFR + 2.81%		8.15(b)	01/25/35	94,907
	258	METAL LLC (d)		4.581	10/15/42	163,818
	327	New Century Home Equity Loan Trust 1 Month Term SOFR + 0.91%		4.101(b)	11/25/33	267,047
	1,807	New Residential Mortgage LLC, Class A,		5.437	06/25/25 - 07/25/25	1,775,895
GBP	1,000	Newday Funding Master Issuer PLC 3 Month GBP SONIA + 5.00% (United Kingdom) (d)	1	0.199(b)	07/15/30	1,303,364
		Newtek Small Business Loan Trust
	$1,095	Daily U.S. Prime Rate - 0.70% (d)		7.80(b)	10/25/49	1,090,996
	109	Daily U.S. Prime Rate - 0.55% (d)		7.95(b)	02/25/44	108,103
	888	Daily U.S. Prime Rate - 0.50% (d)		8.00(b)	07/25/50	887,118

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		NRZ Excess Spread-Collateralized Notes
	$434	(d)	2.981%	03/25/26	$407,843
	357	(d)	3.844	12/25/25	341,865
	626	NRZ FHT Excess LLC, Class A (d)	4.212	11/25/25	602,453
		Oakwood Mortgage Investors, Inc.
	849		7.405(b)	06/15/31	98,376
	39		7.72	04/15/30	38,509
	90		7.84(b)	11/15/29	90,891
	3,000	Pagaya AI Technology in Housing Trust, Class E2 (d)	3.60	10/25/40	2,400,047
EUR	771	Palatino SPV, Class AR 6 Month EURIBOR + 2.50% (Italy)	6.55(b)	12/01/45	782,159
		PMT FMSR Issuer Trust
	$2,000	1 Month Term SOFR + 3.11% (d)	8.451(b)	03/25/26	2,003,816
	2,200	SOFR30A + 4.19% (d)	9.534(b)	06/25/27	2,207,328
	1,500	PNMAC GMSR Issuer Trust SOFR30A + 4.25% (d)	9.595(b)	05/25/27	1,514,162
EUR	1,090	Portman Square IE, Class A, Series 2023-NPL1A 3 Month EURIBOR + 3.50% (Ireland) (d)	7.448(b)	07/25/63	1,178,703
		PRET LLC
	$1,075	(d)	1.843	09/25/51	1,031,284
	1,659	(d)	8.112	11/25/53	1,684,573
EUR	776	Prosil Acquisition SA, Class A, Series 1 3 Month EURIBOR + 2.00% (Spain)	5.912(b)	10/31/39	754,400
	$424	Quest Trust, Class M2 1 Month Term SOFR + 3.86% (d)	9.20(b)	05/25/33	430,209
	1,603	Raptor Aircraft Finance I LLC (d)	4.213	08/23/44	1,317,313
	349	ReadyCap Lending Small Business Loan Trust Daily U.S. Prime Rate - 0.50% (d)	8.00(b)	12/27/44	347,945
CAD	2,000	Retained Vantage Data Centers Issuer LLC, Class A2B, Series 2023-1A (d)	5.25	09/15/48	1,370,628
	$500	RMF Buyout Issuance Trust, Class M2, Series 2021-HB1 (d)	3.147(b)	11/25/31	453,588
	266	Saxon Asset Securities Trust 1 Month Term SOFR + 1.24%	6.575(b)	12/25/32	238,762
	723	Shenton Aircraft Investment I Ltd. (Cayman Islands) (d)	4.75	10/15/42	652,923
	226	Shenton Aircraft Investment Ltd. (Cayman Islands)	5.75	10/15/42	142,087
GBP	883	Small Business Origination Loan Trust DAC 3 Month GBP SONIA + 4.50% (United Kingdom)	9.698(b)	03/01/30	1,119,279
	$218	Start II Ltd. (Bermuda) (d)	4.089	03/15/44	197,922
	276	Terwin Mortgage Trust, Class M1, Series 2004-3HE 1 Month Term SOFR + 0.94%	6.275(b)	03/25/35	265,083

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

Principal Amount (000)		Coupon Rate	Maturity Date	Value
$2,000	VINE Trust, Class A, Series 2023-SFR1 (d)	4.75%	12/17/40	$1,925,991
338	WAVE Trust (d)	3.844	11/15/42	289,007
	Total Asset-Backed Securities (Cost $72,205,755)			71,915,574

	Collateralized Mortgage Obligations - Agency Collateral Series (2.7%)
	Federal Home Loan Mortgage Corporation,
	IO REMIC
1,430		0.00(b)	04/15/39 - 08/15/42	59,672
398	5.89% - SOFR30A	0.54(c)	11/15/43 - 06/15/44	33,854
24		5.00	08/15/41	5,434
	IO REMIC PAC
8,816		2.00	10/25/50	1,057,656
	IO STRIPS
39		7.00	06/15/30	4,978
	REMIC
56	12.00% - 2.67 x 1 Month USD LIBOR	0.00(c)	12/15/43	55,263
84		3.50	02/15/42	78,362
	Federal National Mortgage Association,
	IO REMIC
1,081		0.00(b)	10/25/39 - 03/25/46	43,566
85	5.54% - SOFR30A	0.191(c)	11/25/41	1,349
151		0.227(b)	03/25/44	4,807
404	5.94% - SOFR30A	0.591(c)	06/25/42	40,596
44	6.44% - SOFR30A	1.091(c)	08/25/41	904
537		2.00	07/25/50	297,674
	IO STRIPS
7		7.00	11/25/27	681
31		8.00	05/25/30 - 06/25/30	3,881
2		8.50	10/25/24	33
	REMIC
17		0.04(b)	04/25/39	14,716
	Government National Mortgage Association,
34	1 Month Term SOFR + 0.56%	5.91(b)	02/20/61	33,935
15	1 Month Term SOFR + 0.81%	6.16(b)	08/20/63	14,705
2	1 Month Term SOFR + 0.88%	6.23(b)	02/20/66	1,833
	IO
6,136		0.011(b)	12/20/70	280,018
5,740		0.021(b)	02/20/68	216,687
2,255		0.045(b)	02/20/65	73,600
454		0.073(b)	03/20/67	19,818
17,702		0.117(b)	04/20/66	950,916
5,965		0.166(b)	03/20/67	352,562
4,729		0.34(b)	05/20/67	199,464

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

Principal Amount (000)		Coupon Rate	Maturity Date	Value
$5,135		0.449(b)%	10/20/64	$320,060
231	5.89% - 1 Month Term SOFR	0.549(c)	08/20/42	23,374
13,000		0.607(b)	06/20/66	427,246
1,735		0.627(b)	08/20/58	10,601
279	5.99% - 1 Month Term SOFR	0.649(c)	04/20/41 - 08/20/42	27,877
8,926		0.65(b)	05/20/72	436,552
271	6.03% - 1 Month Term SOFR	0.689(c)	12/20/43	31,881
1,203		0.829(b)	06/20/67	71,306
177	6.19% - 1 Month Term SOFR	0.849(c)	09/20/43	9,469
5,301		0.872(b)	12/20/66	250,609
269		1.025(b)	01/20/68	13,706
135	6.44% - 1 Month Term SOFR	1.098(c)	08/16/34	8,655
856		1.408(b)	01/20/64	17,923
1,114		1.529(b)	05/20/64	41,207
1,857		2.50	11/20/51	253,231
640		3.50	10/16/42	104,794
26		5.00	02/16/41	5,056
	IO PAC
72		3.50	06/20/41	3,022
28		4.50	05/20/40	1,704
14		5.00	10/20/40	927
	IO REMIC
2,586		0.035(b)	08/20/69	140,467
403		0.254(b)	10/20/67	8,959
3,421		0.343(b)	11/20/64	128,052
846		0.379(b)	10/20/67	47,518
1,165		0.395(b)	11/20/67	71,913
608		0.437(b)	06/20/67	20,788
2,510		0.49(b)	09/20/64	170,777
4,990		0.548(b)	02/20/68	201,639
245		0.57(b)	02/20/68	11,829
1,045		0.839(b)	07/20/67	51,266
986		1.36(b)	02/20/68	48,098
1,808		1.704(b)	07/20/67	52,277
7,051		2.00	11/20/50	833,006
4,371		2.074(b)	01/20/66	114,240
2,085		2.337(b)	07/20/65	52,869
7,466		2.68(b)	06/20/66	581,852
404		3.50	05/20/43	64,123
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $8,080,919)			8,505,837

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Commercial Mortgage-Backed Securities (4.6%)
		Bayview Commercial Asset Trust,
	$279	1 Month Term SOFR + 0.56% (d)	5.90(b)%	10/25/36	$267,110
	617	1 Month Term SOFR + 0.65% (d)	5.99(b)	10/25/36	591,847
	946	1 Month Term SOFR + 0.67% (d)	6.005(b)	10/25/36	902,736
	1,931	IO	1.02(b)	09/10/58	19,549
		Commercial Mortgage Trust,
	813	IO	0.797(b)	10/10/47	1,473
	100	(d)	4.892(b)	07/15/47	90,845
	845	COOF Securitization Trust, IO (d)	2.691(b)	10/25/40	49,576
	879	COOF Securitization Trust II, IO (d)	2.509(b)	08/25/41	48,428
		Credit Suisse Mortgage Trust,
	2,000	1 Month Term SOFR + 3.14% (d)	8.476(b)	09/09/24	2,018,772
	878	1 Month Term SOFR + 3.57% (d)	8.907(b)	05/15/26	801,185
	2,500	1 Month Term SOFR + 3.83% (d)	9.163(b)	08/15/26	2,227,118
	1,799	1 Month Term SOFR + 4.08% (d)	9.417(b)	04/15/26	1,770,379
	6,628	GS Mortgage Securities Corp. Trust, IO (d)	0.608(b)	10/10/32	2,406
	500	GS Mortgage Securities Trust	3.345	07/10/48	434,029
		IO
	1,442		0.807(b)	09/10/47	2,452
	451		1.047(b)	04/10/47	10
	1,445	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.709(b)	12/15/49	17,801
	267	JPMBB Commercial Mortgage Securities Trust (d)	4.792(b)	04/15/47	251,778
	365	IO	0.396(b)	01/15/47	150
		KGS-Alpha SBA COOF Trust,
		IO
	407	(d)	0.829(b)	08/25/38	6,142
	386	(d)	3.099(b)	07/25/41	23,549
	282	(d)	5.41(b)	04/25/40	13,224
	600	Natixis Commercial Mortgage Securities Trust (d)	4.272(b)	05/15/39	495,031
CAD	8,414	Real Estate Asset Liquidity Trust, IO (Canada) (d)	1.179(b)	02/12/55	247,209
	$639	Sutherland Commercial Mortgage Trust (d)	2.23(b)	12/25/41	569,945
	8,304	UBS Commercial Mortgage Trust, IO	1.077(b)	03/15/51	257,651
	697	Velocity Commercial Capital Loan Trust (d)	6.90	05/25/47	693,658
	895	VMC Finance 2021-HT1 LLC, 1 Month Term SOFR + 1.76% (d)	7.099(b)	01/18/37	879,946
	1,659	Waterfall Commercial Mortgage Trust (d)	4.104(b)	09/14/22	1,645,279
		Total Commercial Mortgage-Backed Securities (Cost $14,354,863)			14,329,278

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Corporate Bond (0.0%)‡
		Finance (0.0%)‡
	$350	DP Facilities Data Center Subordinated Pass-Through Trust (d)	0.00%	11/10/28	$92,750
		Total Corporate Bonds (Cost $275,183)			92,750

		Mortgages - Other (39.0%)
	450	510 Asset Backed 2021-NPL1 Trust (d)	2.24	06/25/61	430,405
	1,982	A&D Mortgage Trust, Class A1 (d)	7.049	11/25/68	2,032,123
	71	Adjustable Rate Mortgage Trust	4.977(b)	04/25/35	65,873
	337	Ajax Mortgage Loan Trust (d)	2.25	06/25/60	331,854
GBP	252	Alba 2005-1 PLC 3 Month GBP SONIA + 0.72% (United Kingdom)	5.94(b)	11/25/42	300,673
		Banc of America Funding Trust
	$5		5.25	07/25/37	4,532
	210		5.50	09/25/35	198,768
	1,456	Bayview Commercial Asset Trust, Class A1, 1 Month Term SOFR + 0.47% (d)	5.81(b)	07/25/37	1,332,246
	443	Bear Stearns Asset-Backed Securities I Trust 25.64% - 3.29 x 1 Month USD LIBOR	7.728(c)	03/25/36	145,008
		Boston Lending Trust
	1,558	(d)	2.00(b)	07/25/61	1,100,039
	3,796		3.25(b)	05/25/62	3,101,067
		Brean Asset Backed Securities Trust
	3,666		4.00	09/25/63	3,200,399
	1,900	(d)	4.50(b)	03/25/78	1,737,979
		Cascade Funding Mortgage Trust
	1,575		2.00(b)	09/25/50 - 02/25/52	1,334,316
	2,850		3.25(b)	11/25/35 - 09/25/37	2,442,269
	1,185	(d)	3.71(b)	06/25/69	1,133,695
	3,000	(d)	3.735(b)	06/25/36	2,866,847
	5,500		3.75(b)	04/25/25	4,728,166
	950	(d)	3.849(b)	10/27/31	894,588
	10,306		4.00(b)	02/25/37 - 06/25/69	9,436,006
	2,800	(d)	4.25(b)	04/25/33	2,314,446
	1,500	(d)	5.072(b)	10/27/31	1,398,134
		CHL Mortgage Pass-Through Trust
	85		5.295(b)	05/20/34	77,605
	185		5.50	10/25/34	181,159
	145		5.843(b)	10/25/33	139,053
	61		6.00	12/25/36	36,299
	90	Citigroup Mortgage Loan Trust, Inc. 1 Year CMT + 2.40%	7.86(b)	11/25/35	90,685

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

Principal Amount (000)			Coupon Rate		Maturity Date	Value
		Countrywide Alternative Loan Trust
	$32			5.50%	02/25/25 - 01/25/36	$18,447
	115			5.75	03/25/34	113,402
	71	40.02% - 6 x 1 Month USD LIBOR		7.318(c)	05/25/37	62,998
	82	Countrywide Reperforming Loan REMIC Trust (d)		8.50	06/25/35	80,287
	325	Credit Suisse First Boston Mortgage Securities Corp. 1 Month Term SOFR + 3.41%		8.75(b)	02/25/32	352,976
		CSFB Mortgage-Backed Pass-Through Certificates
	215			4.404(b)	05/25/34	198,398
	470			6.50	11/25/35	89,514
	1,300	CSMC Trust, Class A1 (d)		3.904(b)	04/25/62	1,234,038
EUR	275	E-MAC DE 2005-I BV 3 Month EURIBOR + 0.50% (Germany)	1	2.086(b)	05/25/52	289,118
	122	E-MAC NL 2004-I BV 3 Month EURIBOR + 0.18% (Netherlands)		6.208(b)	07/25/36	125,938
	74	E-MAC NL 2005-I BV 3 Month EURIBOR + 0.23% (Netherlands)		8.448(b)	04/25/38	69,427
	145	E-MAC Program BV 3 Month EURIBOR + 2.00% (Netherlands)		7.248(b)	01/25/48	138,418
	91	E-MAC Program II BV 3 Month EURIBOR + 2.00% (Netherlands)		8.198(b)	04/25/48	89,685
		EMF-NL Prime
	158	3 Month EURIBOR + 0.80% (Netherlands)		4.728(b)	04/17/41	163,227
	200	3 Month EURIBOR + 0.85% (Netherlands)		4.778(b)	04/17/41	185,248
	174	Eurohome Mortgages PLC 3 Month EURIBOR + 0.21% (Ireland)		4.158(b)	08/02/50	143,636
	500	Eurosail-Nl 2007-1 BV 3 Month EURIBOR + 1.10% (Netherlands)		5.028(b)	04/17/40	518,559
		Eurosail-NL 2007-2 BV
	889	3 Month EURIBOR + 1.80% (Netherlands)		5.728(b)	10/17/40	952,815
	500	3 Month EURIBOR + 2.20% (Netherlands)		6.128(b)	10/17/40	530,892
		Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
	$597			3.00	09/25/45 - 05/25/47	515,968
	32			3.50	05/25/45	27,003
		Federal Home Loan Mortgage Corporation
	4,349			2.50	02/01/52 - 04/01/52	3,543,113
	21			3.00	10/25/46	18,443
	285	Federal National Mortgage Association, Class BA		5.00	07/25/50	275,598
	116	Flagstar Mortgage Trust, Class A3 (d)		3.00(b)	03/25/50	93,207
		FMC GMSR Issuer Trust
	1,200	(d)		3.62(b)	07/25/26	1,055,620
	1,000	(d)		4.45(b)	01/25/26	918,911

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
	$621	Galton Funding Mortgage Trust (d)	4.00(b)%	02/25/59	$583,083
EUR	500	Great Hall Mortgages No. 1 PLC 3 Month EURIBOR + 0.22% (United Kingdom)	4.152(b)	03/18/39	523,428
	$117	GSAA Trust	6.00	04/01/34	115,684
		GSR Mortgage Loan Trust
	11		5.00	02/25/34	10,672
	164		5.258(b)	12/25/34	152,323
	3		5.50	11/25/35	2,386
	36	1 Month Term SOFR + 0.36%	5.70(b)	03/25/35	21,166
	257		6.00	09/25/35	250,514
	3	1 Year CMT + 1.75%	6.78(b)	03/25/33	3,039
	85	HarborView Mortgage Loan Trust	5.624(b)	05/19/33	80,065
	1,554	Harvest Commercial Capital Loan Trust, Class M5 (d)	5.964(b)	04/25/52	1,405,097
	37	Impac CMB Trust 1 Month Term SOFR + 0.91%	6.245(b)	10/25/34	37,223
	400	IMS Ecuadorian Mortagage Trust (d)	3.40	08/18/43	375,962
	74	IndyMac INDX Mortgage Loan Trust	6.495(b)	11/25/34	72,473
		JP Morgan Mortgage Trust
	91	(d)	3.00(b)	10/25/50	73,466
	65		3.791(b)	12/25/34	56,711
	73	(d)	3.905(b)	07/27/37	65,624
	380	JPMBB Commercial Mortgage Securities Trust, Class C	4.792(b)	04/15/47	361,572
EUR	148	Lansdowne Mortgage Securities No. 1 PLC 3 Month EURIBOR + 0.30% (Ireland)	4.225(b)	06/15/45	153,019
	326	Lansdowne Mortgage Securities No. 2 PLC 3 Month EURIBOR + 0.34% (Ireland)	4.272(b)	09/16/48	318,030
		LHOME Mortgage Trust
	$1,750	(d)	7.628	11/25/28	1,763,343
	2,375		8.00	06/25/28 - 08/25/28	2,407,187
GBP	380	Mansard Mortgages PLC 3 Month GBP SONIA + 0.72% (United Kingdom)	5.94(b)	10/15/48	447,399
	$189	MASTR Adjustable Rate Mortgages Trust	4.672(b)	06/25/34	173,555
		MASTR Alternative Loan Trust
	121		5.00	05/25/18	109,131
	81		6.00	05/25/33	76,960
	1	MASTR Asset Securitization Trust	5.50	10/25/25	972
	101	MASTR Reperforming Loan Trust (d)	7.50	05/25/35	78,733
	393	MERIT Securities Corp. 1 Month USD LIBOR + 2.25% (d)	7.701(b)	09/28/32	356,923
		Merrill Lynch Mortgage Investors Trust
	17		5.339(b)	01/25/37	16,241
	12	6 Month Term SOFR + 0.93%	6.401(b)	04/25/29	11,559
	33		6.625(b)	02/25/34	32,012

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

Principal Amount (000)			Coupon Rate		Maturity Date	Value
EUR	1,000	Miravet Sarl - Compartment 3 Month EURIBOR + 1.60% (Luxembourg)		5.556(b)%	05/26/65	$1,069,504
	$64	Morgan Stanley Mortgage Loan Trust (e)		6.737(b)	02/25/34	62,106
	81	Mortgage Equity Conversion Asset Trust 1 Year CMT + 0.47% (d)		5.23(b)	02/25/42	80,719
	56	National City Mortgage Capital Trust		6.00	03/25/38	53,175
GBP	214	Newgate Funding PLC 3 Month GBP LIBOR + 3.00% (United Kingdom)		8.34(b)	12/15/50	247,148
	$3,500	Ocwen Loan Investment Trust, Class M2 (d)		3.00(b)	06/25/36	3,027,175
	1,928	Onslow Bay Financial LLC, Class A1 (d)		3.00(b)	01/25/52	1,647,385
	934	PMC PLS ESR Issuer LLC (d)		5.114	02/25/27	907,808
	1,308	PNMAC GMSR Issuer Trust 1 Month Term SOFR + 3.51% (d)		8.851(b)	08/25/25	1,310,553
	800	PRET LLC, Class A1 (d)		7.143	01/25/54	805,873
	833	PRKCM 2023-AFC1 Trust, Class A1 (d)		6.598	02/25/58	855,854
	1,944	PRKCM Trust, Class A1 (d)		7.225	11/25/58	2,008,571
	899	PRPM 2022-INV1 Trust (d)		4.40	04/25/67	878,838
	797	PRPM 2023-1 LLC, Class A1 (d)		6.878(b)	02/25/28	805,445
	3,435	PRPM LLC		4.00	11/25/53 - 01/25/54	3,188,089
	39	RBSSP Resecuritization Trust (d)	8	1.666(b)	09/26/37	145,937
	69	Residential Accredit Loans, Inc. Trust		6.00	06/25/36	54,329
	13,196	Residential Asset Securitization Trust		0.50	04/25/37	214,819
EUR	319	Resloc UK PLC 3 Month EURIBOR + 0.45% (United Kingdom)		4.375(b)	12/15/43	310,294
		RMF Buyout Issuance Trust
	$2,000	(d)		3.69(b)	11/25/31	1,759,661
	1,500	(d)		4.50(b)	04/25/32	1,121,583
	2,000	(d)		4.704(b)	11/25/31	1,721,100
	1,200	(d)		4.75(b)	10/25/50	1,054,761
	5,472	(d)		6.00	10/25/50	3,534,597
		RMF Proprietary Issuance Trust
	2,298	(d)		2.75(b)	10/25/63	2,030,083
	2,273	(d)		3.00(b)	01/25/62	1,903,408
	2,400			3.25(b)	04/26/60	1,987,227
	1,250	(d)		3.75(b)	06/25/62	846,907
	2,187	(d)		4.00(b)	08/25/62	1,909,280
		Seasoned Credit Risk Transfer Trust
	9,285			3.00	09/25/55 - 10/25/62	8,155,554
	1,215			3.00	08/25/57 - 05/25/60	1,075,941
	2,007			3.25	07/25/56 - 06/25/57	1,796,449
	2,003			4.00(b)	08/25/56 - 02/25/59	1,858,427
	3,900			4.25(b)	08/25/59 - 05/25/60	3,537,957
	261			4.50	06/25/57	257,556

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
	$2,900		4.75(b)%	07/25/58 - 10/25/58	$2,735,108
	65	Sequoia Mortgage Trust 1 Month Term SOFR + 0.89%	6.231(b)	01/20/36	46,999
AUD	500	Solaris Trust 1 Month BBSW + 3.00% (Australia)	7.305(b)	06/15/52	330,053
	$2,169	Stanwich Mortgage Loan Co. LLC (d)	2.735	10/16/26	2,061,419
	157	Structured Adjustable Rate Mortgage Loan Trust	6.309(b)	02/25/35	153,903
		Structured Asset Mortgage Investments II Trust
	37		3.176(b)	04/19/35	31,474
	78	1 Month Term SOFR + 0.57%	5.91(b)	05/25/45	71,684
	137	Structured Asset Securities Corp. Mortgage Pass-Through Certificates	6.085(b)	11/25/30	131,708
EUR	471	TDA 27 FTA 3 Month EURIBOR + 0.19% (Spain)	4.121(b)	12/28/50	439,351
	$160	TIAA Bank Mortgage Loan Trust (d)	4.00(b)	11/25/48	149,538
	63	Washington Mutual Mortgage Pass-Through Certificates Trust	5.659(b)	09/25/33	60,060
		Total Mortgages - Other (Cost $ 122,172,169)			121,430,082

		Short-Term Investments (17.1%)
		Commercial Paper (0.6%)
	2,000	HSBC USA, Inc. (d)(f) (Cost $1,932,107)	6.568	08/20/24	1,939,668
		U.S. Treasury Securities (13.2%)
		U.S. Treasury Bill,
	4,000	(g)	5.242	7/5/24	3,913,284
	5,000	(g)	5.306	6/20/24	4,902,113
	5,000	(g)	5.425	5/16/24	4,924,483
	3,000	(g)	5.448	3/14/24	3,000,000
	5,000	(g)	5.471	5/9/24	4,929,663
	300	(g)(h)	5.512	4/18/24	296,665
	5,000	(g)	5.513	5/2/24	4,934,215
	4,000	(g)	5.518	3/14/24	3,987,640
	5,134	(g)(h)	5.532	4/18/24	5,076,927
	5,000	(g)	5.548	5/2/24	4,939,332
		Total U.S. Treasury Securities (Cost $ 40,897,447)			40,904,322

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

Number of Shares (000)			Value
	Investment Company (3.3%)
10,286	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $10,286,194)		$10,286,194
	Total Short-Term Investments (Cost $53,115,748)		53,130,184
	Total Investments (Cost $364,630,860) (j)(k)	116.3%	362,298,106
	Liabilities in excess of Other Assets	(16.3)	(50,815,354)
	Net Assets	100.0%	$311,482,752

BBSW	Australia's Bank Bill Swap.
CMT	Constant Maturity Treasury Note Rate.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
HECM	Home Equity Conversion Mortgage.
IO	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-Day Average Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
‡	Amount is less than 0.05%.
(a)	Security is subject to delayed delivery.
(b)	Floating or variable rate securities: The rates disclosed are as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at January 31, 2024.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	For the three months ended January 31, 2024, the proceeds from paydowns of Morgan Stanley Mortgage Loan Trust, Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $2,300, including net realized losses of $15.
(f)	The rates shown are the effective yields at the date of purchase.
(g)	Rate shown is the yield to maturity at January 31, 2024.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended January 31, 2024, advisory fees paid were reduced by $3,053 relating to the Fund's investment in the Liquidity Fund.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.
(k)	At January 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,532,399 and the aggregate gross unrealized depreciation is $10,252,554, resulting in net unrealized depreciation of $720,155.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at January 31, 2024:

Counterparty	Contracts to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation (Depreciation)
Australia & New Zealand Banking Group Ltd.		$137,673	EUR	125,000	2/8/24	$(2,552)
Bank of America NA	GBP	4,269,078		$5,254,347	2/8/24	(156,105)
Citibank NA	GBP	201,456		$255,170	2/8/24	(147)
HSBC Bank PLC	AUD	97		$64	2/8/24	1
HSBC Bank PLC	GBP	77,615		$98,931	2/8/24	565
HSBC Bank PLC		$1,170,793	GBP	926,629	2/8/24	3,578
JPMorgan Chase Bank NA	CAD	2,114,286		$1,548,925	2/8/24	(23,818)
JPMorgan Chase Bank NA		$6,043	AUD	9,194	2/8/24	(11)
JPMorgan Chase Bank NA		$255,728	EUR	234,948	2/8/24	(1,756)
JPMorgan Chase Bank NA		$1,238,377	GBP	974,224	2/8/24	(3,686)
UBS AG	AUD	422,986		$275,520	2/8/24	(2,034)
UBS AG	EUR	1,113,782		$1,225,665	2/8/24	21,702
UBS AG	EUR	459		$501	2/8/24	5
UBS AG	EUR	152,415		$168,625	2/8/24	3,869
UBS AG		$7,769	AUD	11,810	2/8/24	(19)
UBS AG		$12,611	CAD	17,131	2/8/24	132
UBS AG		$12,705	CAD	16,936	2/8/24	(107)
UBS AG		$6,140	CAD	8,283	2/8/24	22
UBS AG		$341,459	EUR	313,558	2/8/24	(2,512)
Westpac Banking Corp.	AUD	3,097		$2,038	2/8/24	5
Westpac Banking Corp.	EUR	11,735,387		$12,585,933	2/8/24	(99,651)
						$(262,519)

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

Futures Contracts:

The Fund had the following futures contracts open at January 31, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation
Long:
U.S. Treasury 2 yr. Note (United States)	117	Mar-24	$23,400	$24,061,781	$223,960
U.S. Treasury 5 yr. Note (United States)	868	Mar-24	86,800	94,083,063	1,128,849
U.S. Treasury 10 yr. Note (United States)	124	Mar-24	12,400	13,928,688	395,250
U.S. Treasury Long Bond (United States)	19	Mar-24	1,900	2,324,531	127,059
					$1,875,118

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

Portfolio Composition as of 01/31/24	Percentage of Total Investments
Mortgages - Other	33.5%
Agency Fixed Rate Mortgages	25.6
Asset-Backed Securities	19.9
Short-Term Investments	14.7
Commercial Mortgage-Backed Securities	4.0
Collateralized Mortgage Obligations - Agency Collateral Series	2.3
Corporate Bond	0.0	*
Total Investments	100.0	%**

*	Amount is less than 0.05%.
**	Does not include open futures contracts with a value of $134,398,063 with total unrealized appreciation of $1,875,118. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $262,519.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ▪ January 31, 2024 (unaudited)

Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a−5 under the Act, including circumstances under which the Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a−5 of the Act, the Trustees have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	92,894,401	$—	$92,894,401
Asset-Backed Securities	—	71,915,574	—	71,915,574
Collateralized Mortgage Obligations - Agency Collateral Series	—	8,505,837	—	8,505,837
Commercial Mortgage-Backed Securities	—	14,329,278	—	14,329,278
Corporate Bond	—	92,750	—	92,750
Mortgages - Other	—	121,430,082	—	121,430,082
Total Fixed Income Securities	—	309,167,922	—	309,167,922
Short-Term Investments
Commercial Paper	—	1,939,668	—	1,939,668
U.S. Treasury Securities	—	40,904,322	—	40,904,322
Investment Company	10,286,194	—	—	10,286,194
Total Short-Term Investments	10,286,194	42,843,990	—	53,130,184
Foreign Currency Forward Exchange Contracts	—	29,879	—	29,879
Futures Contracts	1,875,118	—	—	1,875,118
Total Assets	$12,161,312	$352,041,791	$—	$364,203,103
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(292,398)	—	(292,398)
Total	$12,161,312	$351,749,393	$—	$363,910,705

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.